Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Chemicals (56.8%)
	Linde plc	1,462,132	636,788
	Sherwin-Williams Co.	732,281	222,467
	Ecolab Inc.	780,624	181,261
	Air Products and Chemicals Inc.	674,365	179,853
	Dow Inc.	2,133,426	122,949
	Corteva Inc.	2,120,121	118,600
	DuPont de Nemours Inc.	1,268,297	104,203
	PPG Industries Inc.	713,986	93,825
	LyondellBasell Industries NV Class A	789,809	78,523
	International Flavors & Fragrances Inc.	774,526	74,494
	Celanese Corp.	338,414	51,452
	CF Industries Holdings Inc.	569,495	45,406
	RPM International Inc.	390,610	43,787
	Albemarle Corp.	309,518	37,944
	Eastman Chemical Co.	356,772	36,152
	Mosaic Co.	975,916	30,185
*	Axalta Coating Systems Ltd.	667,806	23,767
	FMC Corp.	378,646	23,078
	Olin Corp.	362,953	19,512
	Westlake Corp.	116,686	18,735
	Cabot Corp.	168,154	17,202
	Element Solutions Inc.	697,403	16,759
	Balchem Corp.	97,882	15,035
	Ashland Inc.	144,374	14,462
*	Arcadium Lithium plc	3,259,284	14,439
	HB Fuller Co.	165,303	13,163
	Avient Corp.	276,616	12,359
	Huntsman Corp.	496,546	12,314
	NewMarket Corp.	21,818	11,674
	Chemours Co.	451,400	11,204
	Innospec Inc.	75,439	9,867
	Scotts Miracle-Gro Co.	128,984	8,989
	Minerals Technologies Inc.	98,180	8,517
	Sensient Technologies Corp.	109,187	8,481
	Quaker Chemical Corp.	43,658	7,917
	Tronox Holdings plc	356,733	7,067
	Stepan Co.	67,903	5,919
*	Aspen Aerogels Inc.	186,048	5,567
	Hawkins Inc.	60,365	5,271
*	Ingevity Corp.	104,460	5,103
	Orion SA	175,652	4,368
*	Ecovyst Inc.	354,928	3,301
*	Perimeter Solutions SA	420,016	3,192
	Mativ Holdings Inc.	164,715	2,960
	Koppers Holdings Inc.	64,213	2,847
	AdvanSix Inc.	81,030	1,920
*,1	PureCycle Technologies Inc.	349,567	1,814
*,1	Ginkgo Bioworks Holdings Inc.	3,254,801	1,720
*	LSB Industries Inc.	154,723	1,518
	Kronos Worldwide Inc.	69,799	992
*	Intrepid Potash Inc.	29,914	803
	American Vanguard Corp.	81,361	707
*	Origin Materials Inc.	371,583	431
	Trinseo plc	87,982	337
*,1	Danimer Scientific Inc.	311,134	243
			2,381,443
Construction Materials (10.3%)
	CRH plc	2,082,252	170,245
	Martin Marietta Materials Inc.	187,226	107,108

Vanguard® Materials Index Fund
		Shares	Market Value ($000)
	Vulcan Materials Co.	401,116	102,594
	Eagle Materials Inc.	104,507	24,287
*	Summit Materials Inc. Class A	372,573	14,396
*	Knife River Corp.	163,050	11,529
	United States Lime & Minerals Inc.	6,927	2,374
			432,533
Containers & Packaging (11.4%)
	Ball Corp.	955,023	66,307
	Avery Dennison Corp.	244,259	55,591
	Packaging Corp. of America	271,879	49,887
	International Paper Co.	998,158	45,007
	Amcor plc	4,384,574	44,591
	Westrock Co.	779,528	41,814
	Crown Holdings Inc.	366,402	30,847
	AptarGroup Inc.	200,712	29,643
	Graphic Packaging Holding Co.	932,193	26,400
	Berry Global Group Inc.	351,602	21,054
	Sonoco Products Co.	298,064	18,292
	Sealed Air Corp.	438,334	17,038
	Silgan Holdings Inc.	258,466	12,213
*	O-I Glass Inc.	466,183	5,916
	Greif Inc. Class A	74,341	4,828
	TriMas Corp.	124,474	3,313
	Pactiv Evergreen Inc.	135,424	1,674
	Myers Industries Inc.	95,077	1,502
*	Ranpak Holdings Corp.	132,977	830
			476,747
Metals & Mining (20.5%)
	Freeport-McMoRan Inc.	4,351,357	229,447
	Newmont Corp. (XNYS)	3,497,049	146,666
	Nucor Corp.	730,332	123,316
	Steel Dynamics Inc.	455,796	61,017
	Reliance Inc.	174,204	52,397
	United States Steel Corp.	682,001	26,155
*	Cleveland-Cliffs Inc.	1,511,623	26,121
	Alcoa Corp.	544,695	24,114
*	ATI Inc.	377,501	23,156
	Commercial Metals Co.	351,016	19,769
	Royal Gold Inc.	149,402	19,152
	Carpenter Technology Corp.	149,894	16,619
	Warrior Met Coal Inc.	158,648	10,856
	Hecla Mining Co.	1,801,472	10,611
	Alpha Metallurgical Resources Inc.	33,540	10,579
	Arch Resources Inc.	52,583	9,146
	Materion Corp.	62,630	7,164
*,1	MP Materials Corp.	432,165	7,010
*	Coeur Mining Inc.	1,209,050	6,952
	Kaiser Aluminum Corp.	48,586	4,752
	Worthington Steel Inc.	99,347	3,277
*	Century Aluminum Co.	168,184	3,083
*	Metallus Inc.	119,833	2,877
	SunCoke Energy Inc.	254,178	2,682
*	Ivanhoe Electric Inc.	218,945	2,489
	Haynes International Inc.	38,779	2,281
	Ryerson Holding Corp.	92,898	2,206
	Olympic Steel Inc.	30,370	1,583
*	Gatos Silver Inc.	125,772	1,559
	Compass Minerals International Inc.	106,532	1,381
	Radius Recycling Inc.	80,093	1,370
	Ramaco Resources Inc. Class A	80,567	1,140
*	Piedmont Lithium Inc.	55,489	725
*,1	5e Advanced Materials Inc.	99,369	143
			861,795
Paper & Forest Products (0.7%)
	Louisiana-Pacific Corp.	197,258	18,085
	Sylvamo Corp.	106,918	7,625
*	Clearwater Paper Corp.	50,243	2,670

Vanguard® Materials Index Fund
		Shares	Market Value ($000)
	Mercer International Inc.	121,074	1,150
			29,530
Total Common Stocks (Cost $3,753,951)			4,182,048
Warrants (0.0%)
*	Danimer Scientific Inc. Exp. 7/15/25 (Cost $—)	101,751	—
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $18,357)	183,607	18,359
Total Investments (100.1%) (Cost $3,772,308)			4,200,407
Other Assets and Liabilities—Net (-0.1%)			(5,956)
Net Assets (100.0%)			4,194,451
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,585,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,360,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Albemarle Corp.	1/31/25	CITNA	5,762	(5.325)	—	(13)
Royal Gold Inc.	8/29/25	BANA	6,410	(5.325)	—	(13)
					—	(26)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $865,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Materials Index Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,182,048	—	—	4,182,048
Warrants	—	—	—	—
Temporary Cash Investments	18,359	—	—	18,359
Total	4,200,407	—	—	4,200,407
Derivative Financial Instruments
Liabilities
Swap Contracts	—	26	—	26
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